CASH (Tables)	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
CASH

	December 31, 2025	December 31, 2024
Cash	723,584	3,980,712
Restricted cash	5,838	44,473
Total cash	729,422	4,025,185